Share-based Payments - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Oct. 18, 2024 shares $ / shares	Sep. 30, 2025 shares $ / shares	Jun. 30, 2023	Jun. 30, 2015	Dec. 31, 2025 USD ($) shares simulation pence $ / shares	Dec. 31, 2025 USD ($) pence £ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) £ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 £ / shares
Share-based Payments Table [Line Items]
Share-based payment expense					$ 8,222		$ 22,850		$ 4,415
Number of share options granted in share-based payment arrangement (in shares) | shares					381,000		2,665,875		3,120,975
Number of common shares redeemable from each RSU (in shares) | shares					1
Liability for share-based awards					$ 1,217	$ 1,217	$ 1,861	$ 1,861
Share price at grant date | $ / shares					$ 0.80		$ 1.18		$ 1.37
Weighted average exercise price (in dollars per share) | £ / shares						$ 1.24		$ 1.87		£ 2.22
Number of share options exercised (in dollars per share) | shares					65,000		412,729		534,034
Gallop
Share-based Payments Table [Line Items]
Share-based payment expense					$ 758
Award vesting period					25 months
Number of share options granted in share-based payment arrangement (in shares) | shares		6,309,087
Weighted average exercise price (in dollars per share) | $ / shares		$ 0.46
Seaport
Share-based Payments Table [Line Items]
Award vesting period					4 years
Number of share options granted in share-based payment arrangement (in shares) | shares	7,200,000						22,429,780
Share price at grant date | $ / shares							$ 0.92
Weighted average exercise price (in dollars per share) | $ / shares	$ 0.97						$ 1.28
Share options expiration period from grant date					10 years
Number of share options exercised (in dollars per share) | shares	6,227,778						0
2015 Performance Share Plan
Share-based Payments Table [Line Items]
Share-based payment arrangements, percentage of common shares outstanding			0.10
2023 Performance Share Plan
Share-based Payments Table [Line Items]
Share-based payment arrangements, percentage of common shares outstanding				0.10
Share-based awards expiration period					5 years
Performance share plan
Share-based Payments Table [Line Items]
Number of share options granted in share-based payment arrangement (in shares) | shares					32,199,101
Share options expiration period from grant date		10 years
Performance share plan | Bottom of range
Share-based Payments Table [Line Items]
Award vesting period					1 year
Performance share plan | Top of range
Share-based Payments Table [Line Items]
Award vesting period					4 years
Performance, market and service based RSU
Share-based Payments Table [Line Items]
Award settlement, price per share | pence					1	1
Performance, market and service based RSU | Bottom of range
Share-based Payments Table [Line Items]
Award vesting period					1 year
Performance, market and service based RSU | Top of range
Share-based Payments Table [Line Items]
Award vesting period					3 years
Performance based RSU
Share-based Payments Table [Line Items]
Number of simulations | simulation					100,000
Total RSUs
Share-based Payments Table [Line Items]
Share-based payment expense					$ 5,713		$ 4,388		$ 827
Expense (income) in respect of RSU liability award					1,127		909		402
Liability for share-based awards					3,044	$ 3,044	3,736	$ 3,736
Current Liabilities From Share based Payment Transactions					(1,827)	(1,827)	(1,875)	(1,875)
Liability for share-based awards					1,217	1,217	(1,861)	(1,861)
Liabilities from share based payment transactions, performance and market conditions met					1,827	$ 1,827	1,875	$ 1,875
Stock options
Share-based Payments Table [Line Items]
Share-based payment expense					1,751		1,092		3,310
Share price at grant date | £ / shares						$ 1.24		$ 1.87		£ 2.22
Stock incentive plan | All Subsidiaries
Share-based Payments Table [Line Items]
Share-based payment expense					$ 758		$ 17,372		$ 277